Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
18.	EARNINGS PER SHARE

Computation of basic earnings per share and diluted earnings per share are as follows:

	December 31
	2009	2010	2011
	(RMB)	(RMB)	(RMB)	(US$)

Numerator:
Net income attributable to ordinary shareholders	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for basic earnings per share	859,313,746	811,187,833	879,966,874	139,812,655
Numerator for diluted earnings per share	859,313,746	811,187,833	879,966,874	139,812,655

Denominator:
Number of shares outstanding, opening	227,018,426	226,819,007	228,019,412	228,019,412
Weighted average number of shares issued	726,931	489,847	4,104,619	4,104,619
Weighted average number of shares repurchased	(1,467,130)	—	(119,152)	(119,152)

Weighted average number of shares outstanding – basic	226,278,227	227,308,854	232,004,879	232,004,879
Dilutive effect of share options	7,682,329	6,619,546	—	—

Weighted average number of shares outstanding – diluted	233,960,556	233,928,400	232,004,879	232,004,879

As of December 31, 2011, the Company issued 4,254,882 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are issued but not outstanding and are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.